Summary of Information about Stock Options Outstanding (Detail) (USD $)	12 Months Ended
Dec. 31, 2012
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding Number of shares	5,639,571
Options Outstanding Weighted average exercise price per share	$ 1.55
Options Outstanding Weighted average remaining contractual life (years)	6 months 15 days
Options Exercisable Number of shares	5,327,452
Options Exercisable Weighted average exercise price per share	$ 1.44
Options Exercisable Weighted average remaining contractual life (years)	6 months 18 days
Exercise price 1.00
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices	$ 0.00
Options Outstanding Number of shares	4,335,570
Options Outstanding Weighted average exercise price per share	$ 1.00
Options Outstanding Weighted average remaining contractual life (years)	3 months 7 days
Options Exercisable Number of shares	4,335,498
Options Exercisable Weighted average exercise price per share	$ 1.00
Options Exercisable Weighted average remaining contractual life (years)	3 months 7 days
Exercise price 3.15
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices	$ 0.15
Options Outstanding Number of shares	123,400
Options Outstanding Weighted average exercise price per share	$ 3.15
Options Outstanding Weighted average remaining contractual life (years)	6 months 18 days
Options Exercisable Number of shares	123,400
Options Exercisable Weighted average exercise price per share	$ 3.15
Options Exercisable Weighted average remaining contractual life (years)	6 months 18 days
Exercise price 3.40
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices	$ 0.40
Options Outstanding Number of shares	1,180,601
Options Outstanding Weighted average exercise price per share	$ 3.40
Options Outstanding Weighted average remaining contractual life (years)	2 years
Options Exercisable Number of shares	868,554
Options Exercisable Weighted average exercise price per share	$ 3.40
Options Exercisable Weighted average remaining contractual life (years)	1 year 11 months 23 days